Accounting policies (Tables)	6 Months Ended
Jun. 30, 2019
Accounting policies
Schedule of impact on fixed assets due to adoption of IFRS 16

Right of use of buildings	2,278
Right of use of machinery, plant and equipment (including transportation equipment)	2,632
Other right of use	788
Total	5,698